Label	Element	Value
C000007310 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.20%
C000007310 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007310 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.70%
C000007310 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.10%
C000007310 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.30%
C000007302 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000007302 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.20%
C000007302 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000007302 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007302 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.10%
C000007302 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007302 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000007302 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.10%
C000007302 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.20%
C000007311 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.20%
C000007311 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007311 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.70%
C000007311 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.10%
C000007311 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.30%
C000007303 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000007303 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.20%
C000007303 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%
C000007303 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007303 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.10%
C000007303 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007303 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.00%
C000007303 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.10%
C000007303 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.20%